COMMON STOCK (Details) (USD $)	1 Months Ended	4 Months Ended	5 Months Ended
	Aug. 31, 2011	Dec. 28, 2012	Dec. 30, 2011	Sep. 07, 2012
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 25,000,000
Stock Repurchased During Period, Shares			1,783,822
Payments for Repurchase of Common Stock			$ 25,000,000
Treasury Stock Acquired, Average Cost Per Share			$ 14.01
Stock Available Under Employee Stock Purchase Plan				50,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans		31,819
Stock Price, Employee Stock Purchase Plan, Per Share		$ 255.00
Merger Agreement [Member]
Class of Stock [Line Items]
Stated share price for merger agreement (in dollars per share)				25.5